Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2015
Finance Lease Receivables Included in Prepaid Expenses and Other and Other Assets

Finance lease receivables, which are included in Prepaid expenses and other and Other assets in our consolidated balance sheets, are comprised of the following:

				(dollars in millions)
At December 31,			2015			2014
	Leveraged Leases	Direct Finance Leases	Total	Leveraged Leases	Direct Finance Leases	Total

Minimum lease payments receivable	$778	$7	$785	$1,095	$8	$1,103
Estimated residual value	496	2	498	600	2	602
Unearned income	(309)	(2)	(311)	(535)	(2)	(537)

Total	$965	$7	$972	$1,160	$8	$1,168

Allowance for doubtful accounts			(78)			(78)

Finance lease receivables, net			$894			$1,090

Prepaid expenses and other			$3			$4
Other assets			891			1,086

			$894			$1,090

Schedule of Future Minimum Lease Payments Received from Capital Leases

The future minimum lease payments to be received from noncancelable capital leases (direct financing and leveraged leases), net of nonrecourse loan payments related to leveraged leases and allowances for doubtful accounts, along with expected receipts relating to operating leases for the periods shown at December 31, 2015, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2016	$93	$128
2017	94	103
2018	52	82
2019	44	51
2020	72	23
Thereafter	430	12

Total	$785	$399

Amortization of Capital Leases

Capital lease amounts included in Plant, property and equipment are as follows:

	(dollars in millions)
At December 31,	2015	2014
Capital leases	$421	$319
Less accumulated amortization	(221)	(171)

Total	$200	$148

Schedule of Aggregate Minimum Rental Commitments under Noncancelable Leases

The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2015, are as follows:

		(dollars in millions)
Years	Capital Leases	Operating Leases
2016	$302	$2,744
2017	278	2,486
2018	187	2,211
2019	97	1,939
2020	45	1,536
Thereafter	159	7,297

Total minimum rental commitments	1,068	$18,213

Less interest and executory costs	111

Present value of minimum lease payments	957
Less current installments	271

Long-term obligation at December 31, 2015	$686